Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000006076 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000006076 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000006076 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000006076 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000006076 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000006076 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000006076 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000006076 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000006076 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000006076 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000006076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000006076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000006076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[2]
C000006076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[2]
C000006076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000006076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[2]
C000006076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000006076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000006076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[2]
C000006076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[2]
C000006076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000006076 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[2]
C000006076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000006074 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000006074 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000006074 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000006074 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000006074 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000006074 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000006074 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000006074 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000006074 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000006074 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000006074 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000006074 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000006074 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[4]
C000006074 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[4]
C000006074 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000006074 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[4]
C000006074 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000006074 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000006074 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[4]
C000006074 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[4]
C000006074 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000006074 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[4]
C000006074 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000006077 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000006077 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000006077 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000006077 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000006077 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000006077 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000006077 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000006077 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000006077 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000006077 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000006077 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000006077 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000006077 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[6]
C000006077 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[6]
C000006077 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000006077 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[6]
C000006077 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000006077 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000006077 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[6]
C000006077 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[6]
C000006077 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000006077 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[6]
C000006077 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000007847 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000007847 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000007847 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000007847 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000007847 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000007847 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000007847 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000007847 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000007847 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000007847 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[7]
C000007847 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000007847 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000007847 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[8]
C000007847 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[8]
C000007847 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[8]
C000007847 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[8]
C000007847 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000007847 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000007847 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[8]
C000007847 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[8]
C000007847 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000007847 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[8]
C000007847 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000152172 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000152172 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000152172 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000152172 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000152172 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000152172 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000152172 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000152172 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000152172 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[9]
C000152172 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[9]
C000152172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000152172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000152172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[10]
C000152172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[10]
C000152172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[10]
C000152172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[10]
C000152172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000152172 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000152172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[10]
C000152172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[10]
C000152172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000152172 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[10]
C000152172 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.